COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 6
Research and development, net	3,156	$ 2,956	$ 1,927
Facilities [Member]
Long-term Purchase Commitment [Line Items]
Operating leases expense	733	725	511
Vehicles [Member]
Long-term Purchase Commitment [Line Items]
Operating leases expense	37	39	52
Land Lords [Member]
Long-term Purchase Commitment [Line Items]
Restricted Cash and Cash Equivalents	52
Royalty Bearing Joint Research and License Agreement [Member] | YEDA [Member]
Long-term Purchase Commitment [Line Items]
Amount paid	10
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	520
Research and development, net	47	47	47
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	410
Maintenance fees/royalties, noncurrent	189
Research and development, net	34	37	41
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	160
Research and development, net	12	12	10
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	252
Maintenance fees/royalties, noncurrent	95
Research and development, net	17	18	20
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	390
Research and development, net	35	35	35
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	260
Research and development, net	20	24	$ 24
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	105	131
Ramot [Member]
Long-term Purchase Commitment [Line Items]
Grants received	$ 115	$ 18